Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

20 Trade and other payables

Accounting policy

Deferred income is recognised when either a customer has paid consideration, or RELX has an unconditional right to an amount of consideration, in advance of the goods and services being delivered.

Trade payables, accruals and other payables are not interest-bearing and are stated at their nominal values.

	2021	2022
	£m	£m
Trade payables	109	129
Accruals	718	844
Social security and other taxes	141	159
Other payables	351	517
Deferred income	1,956	2,368
Total	3,275	4,017

Trade and other payables are predominantly non-interest bearing and their carrying amounts approximate to their fair value.

Materially all of the opening deferred income balance has been recognised in the reporting period.